PGIM Real Estate Income Fund
Schedule of Investments as of July 31, 2026 (unaudited)
Description	Shares	Value
Long-Term Investments 99.4%
Common Stocks 79.7%
Diversified REITs 5.5%
LondonMetric Property PLC (United Kingdom)	764,967	$2,022,272
Stockland (Australia)	435,696	1,304,200
		3,326,472
Health Care Facilities 2.3%
Sienna Senior Living, Inc. (Canada)	86,833	1,380,681
Health Care REITs 6.6%
American Healthcare REIT, Inc.	17,200	956,320
Chiron Real Estate, Inc.	18,641	661,755
National Health Investors, Inc.	15,829	1,213,293
National Healthcare Properties, Inc.	77,958	1,191,978
		4,023,346
Hotel & Resort REITs 1.6%
Park Hotels & Resorts, Inc.	64,851	976,656
Industrial REITs 16.9%
Americold Realty Trust, Inc.	246,063	3,467,028
CapitaLand Ascendas REIT (Singapore)	435,266	871,828
Rexford Industrial Realty, Inc.	34,720	1,311,374
Tritax Big Box REIT PLC (United Kingdom)	1,180,941	2,715,124
UI Boustead REIT (Singapore)*	3,134,874	1,955,553
		10,320,907
Office REITs 7.6%
BXP, Inc.	14,547	1,020,035
Gecina SA (France), 3.300%	15,270	1,322,886
Postal Realty Trust, Inc. (Class A Stock)	100,204	2,308,700
		4,651,621
Residential REITs 7.1%
Equity Residential	24,766	1,645,701
Independence Realty Trust, Inc.	57,240	951,901
Mid-America Apartment Communities, Inc.	13,123	1,736,698
		4,334,300
Retail REITs 16.7%
Brixmor Property Group, Inc.	20,433	643,844
Link REIT (Hong Kong)	278,630	1,388,829
NNN REIT, Inc.	27,139	1,289,645
Regency Centers Corp.	23,538	1,889,866
Region Group (Australia)	648,265	1,083,804
Simon Property Group, Inc.	16,989	3,896,767
		10,192,755
Specialized REITs 15.4%
Digital Realty Trust, Inc.	3,655	689,040
Extra Space Storage, Inc.	19,549	2,894,034

PGIM Real Estate Income Fund

PGIM Real Estate Income Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialized REITs (cont’d.)
Gaming & Leisure Properties, Inc.	37,277	$1,669,637
Iron Mountain, Inc.	34,002	4,159,125
		9,411,836

Total Common Stocks (cost $43,489,960)		48,618,574
Preferred Stocks 19.7%
Diversified REITs 2.0%
Gladstone Commercial Corp., Series G, 6.000%, Maturing 08/31/26(oo)	57,837	1,193,756
Hotel & Resort REITs 3.2%
Pebblebrook Hotel Trust, Series H, 5.700%, Maturing 08/31/26(oo)	109,329	1,967,922
Industrial REITs 1.4%
Rexford Industrial Realty, Inc., Series C, 5.625%, Maturing 08/20/26(oo)	41,599	879,819
Office REITs 3.8%
Vornado Realty Trust, Series M, 5.250%, Maturing 08/30/26(oo)	132,063	2,292,614
Retail REITs 6.5%
Agree Realty Corp., Series A, 4.250%, Maturing 09/17/26(oo)	130,225	2,219,034
Kimco Realty Corp., Series L, 5.125%, Maturing 08/30/26(oo)	91,037	1,755,193
		3,974,227
Specialized REITs 2.8%
EPR Properties, Series G, 5.750%, Maturing 08/30/26(oo)	63,239	1,327,387
Public Storage, Series H, 5.600%, Maturing 08/30/26(oo)	17,887	386,001
		1,713,388

Total Preferred Stocks (cost $12,010,090)		12,021,726

Short-Term Investment 0.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $247,961)(wb)	247,961	247,961

TOTAL INVESTMENTS 99.8% (cost $55,748,011)		60,888,261
Other assets in excess of liabilities 0.2%		149,102

Net Assets 100.0%		$61,037,363

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2